REGULATORY CAPITAL REQUIREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Regulatory Capital Requirements [Abstract]
Compliance with Regulatory Capital Requirements under Banking Regulations

The Company’s actual capital ratios at December 31 are presented in the following table, which shows the Company met all regulatory capital requirements. The capital position of the Bank does not differ significantly from the Company’s (in thousands):

	2012		2011
	Amount	Ratio	Amount	Ratio
Total Capital
(to Risk-Weighted Assets)

Actual	$64,359	12.80%	$59,418	12.31%
For capital adequacy purposes	$40,240	8.00%	$38,608	8.00%
To be well capitalized	$50,300	10.00%	$48,260	10.00%

Tier I Capital
(to Risk-Weighted Assets)

Actual	$57,996	11.53%	$53,350	11.05%
For capital adequacy purposes	$20,120	4.00%	$19,304	4.00%
To be well capitalized	$30,180	6.00%	$28,956	6.00%

Tier I Capital
(to Average Assets)

Actual	$57,996	9.72%	$53,350	9.60%
For capital adequacy purposes	$23,865	4.00%	$22,235	4.00%
To be well capitalized	$29,831	5.00%	$27,794	5.00%